Derivative Instruments and Hedging Activities - Additional Information (Detail) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended																9 Months Ended	12 Months Ended
	Feb. 28, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2011 USD ($)	Sep. 25, 2007 USD ($)	Sep. 25, 2007 EUR (€)	Feb. 28, 2013 Swap agreements [Member]	May 31, 2012 Swap agreements [Member]	May 31, 2011 Swap agreements [Member]	Feb. 28, 2013 Short-term [Member] USD ($)	May 31, 2012 Short-term [Member] USD ($)	May 31, 2011 Short-term [Member] USD ($)	Feb. 28, 2013 Long-term [Member] USD ($)	May 31, 2012 Long-term [Member] USD ($)	May 31, 2011 Long-term [Member] USD ($)	Feb. 28, 2013 Credit valuation adjustment [Member] USD ($)	May 31, 2012 Credit valuation adjustment [Member] USD ($)	May 31, 2011 Credit valuation adjustment [Member] USD ($)	Feb. 28, 2013 Euro term loan [Member] EUR (€)	May 31, 2012 Euro term loan [Member] EUR (€)	Feb. 28, 2013 Euro term loan [Member] USD ($)	May 31, 2012 Euro term loan [Member] USD ($)	Sep. 25, 2007 Euro term loan [Member] USD ($)	Sep. 25, 2007 Euro term loan [Member] EUR (€)	Feb. 28, 2013 U.S. dollar term loan [Member]	May 31, 2012 U.S. dollar term loan [Member]
Derivative Instruments And Hedging Activities [Line Items]
Hedged portion of net investment				$ 1,690.0	€ 1,238.0													€ 1,918.2	€ 1,808.9	$ 2,487.3	$ 2,250.4	$ 1,207.4	€ 875.0
Outstanding principal balance																		829.2	835.6	1,085.0	1,039.6
Difference unhedged																		1,089.0	973.3	1,402.3	1,210.8
Swap liability	66.6	76.2	96.8						23.8	36.0	62.6	44.6	41.0	34.8	(1.8)	(0.8)	(0.6)
Effective interest rate	63.32%	57.95%																		53.06%	32.31%
Effective interest rate amount	1,410.0	1,295.0																440.0	270.0
Term loan fixed interest rate																				5.68%	7.36%			5.83%	6.84%
Derivative Effective Interest Rate, Unhedged Portion																				3.73%	3.34%			3.90%	3.24%
Effective weighted average interest rate on all outstanding debt, including the interest rate swaps						6.50%	7.80%	7.96%
Derivatives not designated as hedging instruments on a gross basis assets	0.2	0.2
Derivatives not designated as hedging instruments prepaid expenses and other and liabilities	$ 1.5	$ 0.2